Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Commitments

The future minimum payments under the non-cancelable agreements as of December 31, 2019 are:

Required Payments Amount
RMB
Year ended December 31:
2020	10,000,000
2021	10,000,000
2022	—
2023	—
2024	—
20,000,000